Statement of Changes in Net Assets Available for Benefits - EBP 059 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Participants	$ 118,611
Company	64,634
Rollovers	10,870
Total Contributions	194,115
Deductions From Net Assets Attributed To:
Distributions to participants	(367,961)
Administrative expenses	(1,488)
Total Deductions	(369,449)
Investment Income
Net appreciation in fair value of investments	547,577
Dividends	35,888
Net Investment Income	583,465
Interest Income From Notes Receivable From Participants	3,780
Net Increase Before Asset Transfer	411,911
Assets Transferred Out	(1,017)
Net Increase	410,894
Beginning of year	3,619,277
End of year	$ 4,030,171